Annual Fund Operating Expenses - Bold Shares Prospectus - Dreyfus Government Cash Management	Jan. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2025
Dreyfus Government Cash Management - BOLD Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Administrative services fees	0.05%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.01%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.47%

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 31, 2025, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after May 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time. In addition, the fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund's BOLD® Future shares so that the direct expenses of BOLD® Future shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .47%. To the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after May 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate the fee waiver agreement and/or expense limitation agreement at any time.